Suspended Exploratory Well Costs	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Suspended Exploratory Well Costs
17.	SUSPENDED EXPLORATORY WELL COSTS

We capitalize the costs of exploratory wells if a well finds a sufficient quantity of reserves to justify its completion as a producing well and we are making sufficient progress towards assessing the reserves and the economic and operating viability of the project.

The following table reflects the net change in capitalized exploratory well costs, excluding those related to Assets Held for Sale on our Consolidated Balance Sheets for the years ended December 31, 2015, 2014 and 2013 ($ in thousands):

	2015	2014	2013
Beginning Balance at January 1,	$23,101	$5,731	$36,968
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	144,954	258,097	171,087
Divested wells	—	—	—
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(147,850)	(240,494)	(202,323)
Capitalized exploratory well costs charged to expense	(2,907)	(233)	(1)

Ending Balance at December 31,	17,298	23,101	5,731
Less exploratory well costs that have been capitalized for a period of one year or less	(12,156)	(20,407)	(3,597)

Capitalized exploratory well costs for a period of greater than one year	$5,142	$2,694	$2,134
Number of projects that have exploratory well costs capitalized for a period of more than one year	14	6	3

As of December 31, 2015 we had approximately $5.1 million in capitalized exploratory well costs that were capitalized for a period greater than one year. These costs are related to nine wells in Butler County, Pennsylvania, four wells in Lawrence County, Pennsylvania and one well in our non-operated region of the Illinois Basin. In Butler County, Pennsylvania there are eight completed wells that are awaiting infrastructure and one that has been drilled and is awaiting completion. In Lawrence County, Pennsylvania, there are three completed wells that are awaiting infrastructure and one drilled well that is awaiting completion. In Kentucky, there is one well with plans to convert to a disposal well to support other proven wells in region. The properties located in Pennsylvania are wells that we purchased through our acquisition from Shell in 2014. As we continue to develop the acquired acreage from Shell and build out the infrastructure we plan to opportunistically complete these wells and place them into sales. These costs are currently classified as Wells and Facilities in Progress on our Consolidated Balance Sheets and will be reclassified to Evaluated Oil and Gas Properties upon the discovery of proved reserves or to Exploration Expense if commercial quantities of reserves are not found.